REPORTABLE SEGMENTS AND GEOGRAPHICAL INFORMATION - Schedule of Long-Lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Property and equipment, net	$ 174,414	$ 159,285
Not allocated
Segment Reporting Information [Line Items]
Property and equipment, net	1,647	1,434
Customer Engagement | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	132,824	125,781
Financial Crime and Compliance | Operating Segments
Segment Reporting Information [Line Items]
Property and equipment, net	$ 39,943	$ 32,070